Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 31.87%
FHLMC ¤	0.00%	12-14-2029	$6,390,000	$ 4,992,345
FHLMC	1.75	5-15-2043	1,793,893	1,629,540
FHLMC	2.00	4-1-2041	2,438,562	2,154,866
FHLMC	2.00	11-1-2041	2,163,347	1,911,634
FHLMC	2.00	11-1-2041	2,868,449	2,534,697
FHLMC	2.00	12-1-2041	12,127,241	10,686,147
FHLMC	2.00	1-1-2042	2,129,966	1,876,853
FHLMC	2.00	2-1-2042	16,710,424	14,724,951
FHLMC	2.00	3-1-2042	4,248,512	3,743,713
FHLMC	2.00	4-1-2042	1,808,787	1,593,870
FHLMC	2.00	4-1-2042	1,172,451	1,033,140
FHLMC	2.00	5-1-2042	4,341,198	3,825,359
FHLMC	2.00	2-1-2047	2,285,391	1,975,395
FHLMC	2.00	12-1-2051	1,553,845	1,343,034
FHLMC (12 Month LIBOR +1.65%) ±	2.33	3-1-2043	878,870	890,665
FHLMC (12 Month LIBOR +1.64%) ±	2.35	8-1-2043	616,062	619,133
FHLMC (12 Month LIBOR +1.64%) ±	2.36	7-1-2043	331,891	333,027
FHLMC (12 Month LIBOR +1.64%) ±	2.44	9-1-2045	6,901,091	6,932,787
FHLMC	2.45	4-25-2032	4,278,000	3,810,134
FHLMC	2.50	4-1-2042	1,391,200	1,265,912
FHLMC	2.50	5-1-2042	6,556,255	5,957,699
FHLMC	2.50	6-1-2042	2,332,756	2,122,678
FHLMC	2.50	11-25-2048	1,955,767	1,805,731
FHLMC	2.50	4-25-2049	4,871,658	4,448,980
FHLMC	2.50	5-25-2049	3,015,108	2,775,620
FHLMC	2.50	5-25-2049	4,376,011	4,010,334
FHLMC	2.50	8-1-2051	1,750,419	1,569,993
FHLMC	2.50	9-1-2051	11,434,021	10,302,744
FHLMC	2.50	1-1-2052	11,483,112	10,299,968
FHLMC	2.50	2-1-2052	1,218,607	1,093,044
FHLMC	2.50	3-1-2052	4,045,910	3,625,034
FHLMC (12 Month LIBOR +1.63%) ±	2.51	11-1-2043	562,086	563,408
FHLMC (12 Month LIBOR +1.65%) ±	2.54	10-1-2043	1,150,274	1,157,717
FHLMC (12 Month LIBOR +1.61%) ±	2.55	9-1-2043	262,213	262,761
FHLMC (12 Month LIBOR +1.68%) ±	2.63	2-1-2043	933,559	957,501
FHLMC (12 Month LIBOR +1.77%) ±	2.65	9-1-2042	654,310	676,324
FHLMC (12 Month LIBOR +1.61%) ±	2.67	10-1-2043	682,612	684,061
FHLMC (1 Month LIBOR +0.35%) ±	2.74	12-15-2048	446,308	442,508
FHLMC (12 Month LIBOR +1.68%) ±	2.78	9-1-2047	6,494,313	6,582,009
FHLMC (12 Month LIBOR +1.64%) ±	2.80	5-1-2049	2,054,165	2,035,286
FHLMC (12 Month LIBOR +1.72%) ±	2.84	1-1-2044	1,187,068	1,201,199
FHLMC	2.92	6-25-2032	8,221,000	7,625,421
FHLMC	3.00	10-15-2047	4,356,180	4,146,403
FHLMC	3.00	5-15-2050	3,505,754	3,351,824
FHLMC ±±	3.12	8-25-2032	4,268,000	4,015,365
FHLMC (12 Month LIBOR +1.64%) ±	3.23	4-1-2048	7,397,098	7,481,473
FHLMC (12 Month LIBOR +1.64%) ±	3.44	3-1-2049	3,139,689	3,159,853
FHLMC (30 Day Average U.S. SOFR +2.13%) ±	3.91	7-1-2052	2,322,074	2,293,872
FHLMC (30 Day Average U.S. SOFR +2.14%) ±	3.99	8-1-2052	3,165,571	3,108,529
FHLMC	4.00	1-1-2035	99,090	98,807
FHLMC	4.00	1-1-2036	184,342	186,288
FHLMC	4.00	10-1-2036	999,748	1,002,168
FHLMC	4.00	3-1-2037	170,322	173,467
FHLMC	4.00	3-1-2037	194,214	198,998
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC	4.00%	3-1-2037	$175,678	$ 177,838
FHLMC	4.00	4-1-2037	1,439,574	1,460,273
FHLMC	4.00	4-1-2037	1,245,711	1,261,029
FHLMC	4.00	8-1-2038	5,629,175	5,587,290
FHLMC	4.00	7-1-2049	8,330,533	8,301,929
FHLMC (30 Day Average U.S. SOFR +2.38%) ±	4.12	9-1-2052	1,769,061	1,753,826
FHLMC (30 Day Average U.S. SOFR +2.13%) ±	4.30	7-1-2052	2,855,445	2,853,565
FHLMC	4.50	6-1-2039	191,407	193,124
FHLMC	4.50	7-1-2039	231,501	235,257
FHLMC	5.00	5-1-2048	3,908,904	4,069,548
FHLMC	5.00	3-1-2049	6,174,055	6,399,120
FHLMC	2.58	6-25-2055	4,278,000	3,852,273
FHLMC ±±	3.00	6-25-2032	8,221,000	7,677,612
FHLMC Series 1897 Class K	7.00	9-15-2026	130	135
FHLMC Series 264 Class 30	3.00	7-15-2042	5,838,330	5,461,555
FHLMC Series 4426 Class QC	1.75	7-15-2037	2,891,201	2,717,112
FHLMC Series 4763 Class CA	3.00	9-15-2038	870,955	833,319
FHLMC Series 4767 Class KA	3.00	3-15-2048	2,409,560	2,304,560
FHLMC Series 5091 Class AB	1.50	3-25-2051	6,765,511	5,871,033
FHLMC Series 5119 Class AB	1.50	8-25-2049	3,435,477	2,981,378
FHLMC Series 5201 Class CA	2.50	7-25-2048	4,427,062	4,108,878
FHLMC Series 5217 Class CD	2.50	7-25-2049	3,878,441	3,690,172
FNMA ¤	0.00	11-15-2030	18,777,000	14,030,744
FNMA	1.50	10-1-2041	14,653,917	12,405,025
FNMA	1.50	11-1-2041	29,520,041	24,988,504
FNMA	1.50	1-25-2043	2,161,516	1,945,221
FNMA	1.50	1-25-2043	7,329,776	6,734,255
FNMA (30 Day Average U.S. SOFR +2.21%) ±	1.61	12-1-2051	1,549,345	1,418,892
FNMA	1.70	8-25-2033	8,451,018	7,911,726
FNMA	1.75	5-25-2043	2,511,548	2,282,196
FNMA	1.75	6-25-2046	16,410,555	14,566,318
FNMA	2.00	6-25-2038	8,357,829	7,792,060
FNMA	2.00	1-1-2042	4,830,916	4,248,395
FNMA	2.00	2-1-2042	33,907,128	29,878,360
FNMA	2.00	3-1-2042	14,109,652	12,433,141
FNMA	2.00	1-1-2047	2,253,238	1,950,394
FNMA	2.00	3-1-2047	2,639,174	2,289,354
FNMA	2.00	12-1-2050	17,550,924	15,160,867
FNMA	2.00	10-1-2051	26,011,243	22,402,321
FNMA	2.00	3-1-2052	7,350,685	6,355,298
FNMA %%	2.00	10-13-2052	8,000,000	6,880,156
FNMA (12 Month LIBOR +1.56%) ±	2.26	6-1-2043	451,174	455,027
FNMA (12 Month LIBOR +1.56%) ±	2.45	3-1-2043	222,163	225,696
FNMA (12 Month LIBOR +1.58%) ±	2.47	10-1-2043	1,532,426	1,540,991
FNMA	2.50	12-1-2035	13,557,880	12,851,979
FNMA	2.50	3-1-2036	7,726,522	7,324,242
FNMA	2.50	4-1-2036	2,725,426	2,581,622
FNMA	2.50	5-1-2036	9,177,270	8,699,465
FNMA	2.50	5-1-2036	7,059,765	6,687,222
FNMA	2.50	6-1-2036	8,410,584	7,966,798
FNMA	2.50	8-1-2041	4,202,571	3,829,305
FNMA	2.50	2-1-2042	4,441,769	4,058,537
FNMA	2.50	4-1-2042	9,899,462	9,007,936
FNMA	2.50	5-1-2042	5,438,792	4,942,273
FNMA	2.50	6-1-2042	4,980,478	4,532,037
See accompanying notes to portfolio of investments

2  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.50%	11-25-2044	$1,484,506	$ 1,387,209
FNMA	2.50	12-1-2047	10,366,139	9,370,901
FNMA	2.50	8-1-2050	25,838,780	23,276,110
FNMA	2.50	10-1-2050	6,718,431	6,065,453
FNMA	2.50	6-1-2051	4,633,506	4,159,672
FNMA	2.50	9-1-2051	5,308,246	4,765,409
FNMA	2.50	12-1-2051	9,788,201	8,801,128
FNMA	2.50	12-1-2051	4,689,282	4,225,333
FNMA	2.50	12-1-2051	14,325,606	12,880,985
FNMA	2.50	3-1-2052	1,922,569	1,726,264
FNMA	2.50	3-1-2052	3,032,435	2,716,984
FNMA (12 Month LIBOR +1.58%) ±	2.65	1-1-2046	4,714,972	4,800,359
FNMA (12 Month LIBOR +1.58%) ±	2.73	6-1-2045	1,649,591	1,673,779
FNMA (12 Month LIBOR +1.64%) ±	2.95	1-1-2043	516,147	531,239
FNMA	3.00	1-1-2043	4,874,412	4,628,123
FNMA	3.00	5-25-2048	6,164,828	5,951,291
FNMA	3.00	7-25-2049	2,121,431	2,015,052
FNMA	3.00	2-1-2055	2,158,498	2,026,463
FNMA	3.00	7-1-2060	27,654,880	25,619,679
FNMA	3.50	4-1-2050	5,733,894	5,556,601
FNMA	3.50	1-1-2052	6,848,493	6,636,942
FNMA	3.50	2-1-2052	6,902,239	6,688,764
FNMA (30 Day Average U.S. SOFR +2.37%) ±	3.69	8-1-2052	3,550,261	3,475,352
FNMA (30 Day Average U.S. SOFR +2.12%) ±	3.96	8-1-2052	2,285,705	2,247,805
FNMA	4.00	9-1-2033	1,605,518	1,609,030
FNMA	4.00	12-1-2036	186,766	188,565
FNMA	4.00	10-1-2037	1,142,336	1,144,027
FNMA	4.00	6-1-2038	2,153,071	2,156,257
FNMA	4.00	9-1-2045	671,342	673,653
FNMA	4.00	1-1-2046	4,701,869	4,718,043
FNMA	4.00	2-1-2047	2,262,145	2,251,581
FNMA	4.00	4-1-2047	618,759	613,952
FNMA	4.00	4-1-2047	424,903	424,887
FNMA	4.00	4-1-2047	123,610	121,622
FNMA	4.00	10-1-2047	545,581	545,561
FNMA	4.00	10-1-2047	415,991	414,562
FNMA	4.00	7-1-2048	14,790,875	14,740,065
FNMA	4.00	12-1-2048	2,342,555	2,342,468
FNMA	4.00	2-1-2049	2,625,749	2,613,516
FNMA	4.00	5-1-2049	304,853	300,792
FNMA	4.00	5-1-2049	2,086,257	2,079,087
FNMA	4.00	12-1-2049	2,267,579	2,257,016
FNMA	4.00	8-1-2059	2,793,186	2,742,348
FNMA (30 Day Average U.S. SOFR +2.12%) ±	4.20	7-1-2052	6,030,102	5,986,534
FNMA (30 Day Average U.S. SOFR +2.37%) ±	4.23	9-1-2052	1,772,695	1,768,536
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.32	8-1-2052	6,691,306	6,701,773
FNMA (30 Day Average U.S. SOFR +2.12%) ±	4.35	7-1-2052	6,460,065	6,469,392
FNMA	4.50	5-1-2034	742,423	761,858
FNMA	4.50	6-1-2041	179,489	183,190
FNMA	4.50	3-1-2043	2,382,117	2,431,134
FNMA	4.50	10-1-2045	3,683,923	3,759,789
FNMA	4.50	2-1-2046	91,887	93,045
FNMA	4.50	7-1-2048	3,817,494	3,902,998
FNMA	4.50	8-1-2048	4,810,450	4,903,430
FNMA	4.50	10-1-2048	4,186,752	4,267,669
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.50%	11-1-2048	$1,678,523	$ 1,722,413
FNMA	4.50	1-1-2049	7,781,717	7,932,050
FNMA	4.50	2-1-2049	3,998,928	4,076,162
FNMA	4.50	6-1-2049	3,175,068	3,236,405
FNMA	4.50	7-1-2049	3,303,175	3,366,948
FNMA	4.50	8-1-2049	3,004,502	3,062,521
FNMA %%	4.50	10-13-2052	55,600,000	55,185,172
FNMA %%	4.50	11-14-2052	5,800,000	5,749,703
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.54	8-1-2052	9,616,036	9,627,941
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.62	8-1-2052	7,235,939	7,256,378
FNMA (30 Day Average U.S. SOFR +2.12%) ±	4.65	8-1-2052	5,565,618	5,547,669
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.65	8-1-2052	5,592,784	5,612,728
FNMA	5.00	7-1-2044	259,624	268,422
FNMA	5.00	10-1-2048	54,007	56,169
FNMA	5.00	12-1-2048	2,109,818	2,176,827
FNMA	5.00	8-1-2049	22,544,447	23,516,240
FNMA	5.00	8-1-2049	10,422,033	10,838,503
FNMA	5.00	11-1-2049	3,121,680	3,203,224
FNMA %%	5.00	9-15-2052	47,100,000	47,530,524
FNMA %%	5.00	10-13-2052	183,400,000	184,820,921
FNMA %%	5.00	11-14-2052	32,800,000	33,000,845
FNMA	5.50	12-1-2048	2,692,151	2,835,526
FNMA	5.50	6-1-2049	7,390,819	7,825,623
FNMA %%	5.50	10-13-2052	28,500,000	29,073,340
FNMA %%	5.50	11-14-2052	11,100,000	11,291,266
FNMA	6.00	2-1-2029	1,360	1,407
FNMA	6.00	3-1-2033	17,622	18,782
FNMA	6.00	11-1-2033	5,968	6,429
FNMA Series 2017-13 Class PA	3.00	8-25-2046	2,638,584	2,532,875
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	1,658,327	1,595,354
FNMA Series 2018-14 Class KC	3.00	3-25-2048	2,857,200	2,732,177
FNMA Series 2018-15 Class AB	3.00	3-25-2048	1,073,055	1,033,811
FNMA Series 2018-8 Class KL	2.50	3-25-2047	2,846,390	2,622,288
FNMA Series 2019-15 Class AB	3.50	5-25-2053	6,296,572	6,214,484
FNMA Series 2020-45 Class JL	3.00	7-25-2040	4,484,816	4,233,841
FNMA Series 2020-48 Class AB	2.00	7-25-2050	3,802,005	3,462,329
FNMA Series 2020-48 Class DA	2.00	7-25-2050	8,409,638	7,535,404
FNMA Series 2021-27 Class EC	1.50	5-25-2051	10,866,460	9,437,276
FNMA Series 2021-78 Class ND	1.50	11-25-2051	6,218,408	5,390,597
FNMA Series 2021-78 Class PA	2.50	11-25-2051	3,854,734	3,499,052
FNMA Series 2022-11 Class A	2.50	7-25-2047	10,053,561	9,434,119
FNMA Series 2022-28 Class CA	2.00	1-25-2048	3,624,178	3,344,442
FNMA Series 414 Class A35	3.50	10-25-2042	5,191,032	5,060,685
GNMA	2.50	12-20-2051	34,206,381	31,253,655
GNMA	3.00	10-20-2046	695,801	646,040
GNMA	3.00	12-20-2046	931,249	864,647
GNMA	3.00	1-20-2047	705,637	655,168
GNMA	3.00	3-20-2047	2,234,393	2,091,143
GNMA	3.00	3-20-2047	286,997	266,471
GNMA	3.00	4-20-2047	1,733,511	1,622,377
GNMA	3.00	7-20-2047	1,376,569	1,278,121
GNMA	3.00	9-20-2047	1,214,947	1,137,050
GNMA	3.00	9-20-2047	698,811	648,825
GNMA	3.00	11-20-2047	247,375	229,682
GNMA	3.00	3-20-2048	370,478	345,353
See accompanying notes to portfolio of investments

4  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	3.00%	10-20-2050	$10,505,942	$ 9,896,918
GNMA	3.50	1-20-2048	2,574,223	2,497,477
GNMA	3.50	3-20-2049	1,646,404	1,611,222
GNMA	4.00	6-20-2047	18,194,037	18,125,631
GNMA	4.00	3-20-2048	651,707	646,497
GNMA	4.00	4-20-2048	1,034,245	1,025,969
GNMA	4.00	4-20-2048	685,734	680,256
GNMA	4.00	4-20-2048	759,997	753,896
GNMA	4.00	5-20-2049	947,981	946,785
GNMA	4.00	6-20-2049	2,370,348	2,365,614
GNMA	4.00	7-20-2049	2,068,318	2,093,452
GNMA	4.50	8-15-2047	410,079	420,993
GNMA	4.50	6-20-2048	2,801,089	2,828,423
GNMA	4.50	2-20-2049	3,195,158	3,287,067
GNMA	4.50	3-20-2049	295,951	299,587
GNMA	4.50	4-20-2049	327,583	327,918
GNMA	4.50	5-20-2049	582,739	583,335
GNMA	4.50	5-20-2049	510,869	511,489
GNMA %%	4.50	9-21-2052	55,300,000	55,308,641
GNMA	5.00	12-20-2039	121,753	126,419
GNMA	5.00	3-20-2048	4,939,857	5,095,732
GNMA	5.00	5-20-2048	2,286,481	2,339,925
GNMA	5.00	6-20-2048	8,579,441	8,754,866
GNMA	5.00	7-20-2048	1,508,449	1,540,755
GNMA	5.00	8-20-2048	2,334,614	2,376,286
GNMA	5.00	12-20-2048	2,304,997	2,349,011
GNMA	5.00	1-20-2049	433,795	441,509
GNMA	5.00	1-20-2049	2,507,282	2,590,125
GNMA	5.00	2-20-2049	163,355	169,999
GNMA	5.00	3-20-2049	737,295	769,885
GNMA Series 2012-141 Class WA ±±	4.53	11-16-2041	882,139	892,934
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,821,584	2,691,854
GNMA Series 2018-11 Class PC	2.75	12-20-2047	3,034,660	2,885,085
GNMA Series 2019-132 Class NA	3.50	9-20-2049	2,299,374	2,268,449
GNMA Series 2021-23 Class MG	1.50	2-20-2051	8,226,562	7,274,919
GNMA Series 2022-107 Class C	2.50	6-20-2051	12,469,269	11,236,178
GNMA Series 2022-31 Class GH	2.50	12-20-2049	8,712,916	8,138,986
GNMA Series 2022-50 Class DC	2.50	8-20-2051	3,782,156	3,457,810
GNMA Series 2022-84 Class A	2.50	1-20-2052	4,382,770	3,931,110
Total Agency securities (Cost $1,559,970,221)				1,495,405,140
Asset-backed securities: 10.17%
Ally Auto Receivables Trust Series 2022-1 Class A3	3.31	11-15-2026	4,276,000	4,235,195
American Express Credit Account Master Trust Series 2022-2 Class A	3.39	5-17-2027	14,326,000	14,154,516
American Express Credit Account Master Trust Series 2022-3 Class A	3.75	8-16-2027	15,807,000	15,737,190
AmeriCredit Automobile Receivables Series 2022-1 Class A3	2.45	11-18-2026	1,432,000	1,396,715
AmeriCredit Automobile Receivables Series 2022-2 Class A3	4.38	4-18-2028	3,730,000	3,729,796
Avis Budget Rental Car Funding LLC Series 2019-3A Class A1 144A	2.36	3-20-2026	3,825,000	3,638,990
Avis Budget Rental Car Funding LLC Series 2021-2A Class A 144A	1.66	2-20-2028	7,680,000	6,844,541
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Avis Budget Rental Car Funding LLC Series 2022 Class 4A 144A	4.77%	2-20-2029	$3,340,000	$ 3,327,795
Avis Budget Rental Car Funding LLC Series 2022-3A Class A 144A	4.62	2-20-2027	6,739,000	6,702,890
Bank of America Credit Card Trust Series 2022-A1 Class A1	3.53	11-15-2027	7,084,000	7,019,074
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2	1.39	7-15-2030	5,392,000	4,668,494
Capital One Series 2022-A2 Class A	3.49	5-15-2027	5,110,000	5,061,749
Chase Auto Owner Trust Series 2022-AA Class A4 144A	3.99	3-27-2028	2,419,000	2,395,729
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	4.09	11-26-2046	1,703,384	1,687,038
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	1,382,131	1,326,142
College Avenue Student Loan Trust Series 2019-A Class A2 144A	3.28	12-28-2048	2,312,147	2,207,078
College Avenue Student Loan Trust Series 2021-A Class A2 144A	1.60	7-25-2051	2,941,749	2,524,277
Discover Card Series 2022-A3 Class A3	3.57	7-15-2027	19,406,000	19,217,768
Ford Credit Auto Owner Trust Series 144A	1.06	4-15-2033	2,467,000	2,235,998
Ford Credit Auto Owner Trust Series 144A	3.88	11-15-2034	11,752,000	11,601,692
Ford Credit Auto Owner Trust Series 2022-A Class A3	1.29	6-15-2026	2,308,000	2,211,723
Ford Credit Auto Owner Trust Series 2022-A Class A3	3.23	5-15-2025	8,751,000	8,658,895
Ford Credit Auto Owner Trust Series 2022-A Class A4	3.37	7-15-2025	3,364,000	3,315,450
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42	6-20-2025	3,512,000	3,485,931
GM Financial Automobile Leasing Trust Series 2022-2 Class A4	3.54	5-20-2026	3,844,000	3,795,000
GM Financial Automobile Leasing Trust Series 2022-3 Class A4	4.11	8-20-2026	5,054,000	5,040,711
GM Financial Securitized Term Series 2022-2 Class A3	3.10	2-16-2027	9,921,000	9,769,148
GM Financial Securitized Term Series 2022-2 Class A4	3.25	4-17-2028	5,291,000	5,180,530
GM Financial Securitized Term Series 2022-3 Class A4	3.71	12-16-2027	3,100,000	3,074,293
Hertz Vehicle Financing LLC Series 2021-2A Class A 144A	1.68	12-27-2027	4,377,000	3,900,734
Hertz Vehicle Financing LLC Series 2022-1A Class A 144A	1.99	6-25-2026	9,104,000	8,462,667
Hertz Vehicle Financing LLC Series 2022-2A Class A 144A	2.33	6-26-2028	8,078,000	7,244,018
Hertz Vehicle Financing LLC Series 2022-4A Class A 144A	3.73	9-25-2026	1,924,000	1,867,035
Hertz Vehicle Financing LLC Series 2022-5A Class A 144A	3.89	9-25-2028	8,274,000	7,881,323
Honda Automobile Receivables Owners Trust Series 2022-2 Class A4	3.76	12-18-2028	2,317,000	2,300,532
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,742,084
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	5,544,000	5,350,663
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,893,000	1,790,995
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	3.99	10-15-2031	2,622,000	2,622,116
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	4.54	12-15-2045	1,202,012	1,216,493
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	300,780	298,602
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	3,515,163	3,447,649
See accompanying notes to portfolio of investments

6  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42%	1-15-2043	$3,640,739	$ 3,559,719
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	5,493,259	5,334,249
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	3,045,810	2,949,856
Navient Student Loan Trust Series 2019-D Class A2A 144A	3.01	12-15-2059	6,988,980	6,589,445
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	3,779,080	3,573,461
Navient Student Loan Trust Series 2020-BA ClassA2 144A	2.12	1-15-2069	2,466,054	2,299,204
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	3,074,655	2,815,822
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	2,194,256	2,023,080
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	1,778,125	1,601,997
Navient Student Loan Trust Series 2021-3A Class A1A 144A	1.77	8-25-2070	6,069,784	5,319,995
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	1,003,330	901,932
Navient Student Loan Trust Series 2021-BA Class A 144A	0.94	7-15-2069	1,511,820	1,333,604
Navient Student Loan Trust Series 2021-CA Class A 144A	1.06	10-15-2069	6,172,242	5,528,200
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	10,579,754	9,275,825
Navient Student Loan Trust Series 2021-FA Class A 144A	1.11	2-18-2070	5,335,336	4,632,190
Navient Student Loan Trust Series 2022-A Class A 144A	2.23	7-15-2070	3,784,367	3,448,735
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.94	1-25-2037	3,182,396	3,085,897
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	2.96	10-27-2036	1,619,902	1,563,804
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	2.89	10-25-2033	13,078,879	12,745,375
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	2.20	3-23-2037	13,125,154	12,699,324
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	2.22	12-24-2035	9,848,433	9,549,674
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	2.28	3-22-2032	2,482,645	2,357,417
Nissan Auto Lease Trust Series 2022-A Class A3	3.81	5-15-2025	6,746,000	6,735,496
Penfed Auto Receivables Owner Trust Series 2022-A Class A3 144A	3.96	4-15-2026	3,548,000	3,534,986
Penfed Auto Receivables Owner Trust Series 2022-A Class A4 144A	4.18	12-15-2028	1,743,000	1,737,959
Santander Drive Auto Receivable Series 2022-2 Class A3	2.98	10-15-2026	10,521,000	10,349,986
Santander Drive Auto Receivable Series 2022-4 Class A3	4.14	2-16-2027	5,140,000	5,110,577
Santander Drive Auto Receivable Series 2022-5 Class A3	4.11	8-17-2026	4,588,000	4,572,499
Santander Drive Auto Receivables Series 2022-3 Class A3	3.40	12-15-2026	4,051,000	3,999,541
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43%	2-17-2032	$1,515,001	$ 1,470,623
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	3.84	2-17-2032	1,181,003	1,179,586
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	3.49	9-15-2034	1,344,801	1,342,393
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	2,192,627	2,131,469
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	8,157,682	7,913,150
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	4,166,735	3,783,984
SMB Private Education Loan Trust Series 2020-PTA Class A2A 144A	1.60	9-15-2054	4,849,936	4,423,978
SMB Private Education Loan Trust Series 2020-PTB Class A2A 144A	1.60	9-15-2054	14,545,886	13,254,497
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	11,704,741	10,395,923
SMB Private Education Loan Trust Series 2021-B Class A 144A	1.31	7-17-2051	3,141,820	2,853,455
SMB Private Education Loan Trust Series 2021-C Class A2 (1 Month LIBOR +0.80%) 144A±	3.19	1-15-2053	6,986,000	6,734,899
SMB Private Education Loan Trust Series 2021-D Class A1A 144A	1.34	3-17-2053	9,747,751	8,833,254
SMB Private Education Loan Trust Series 2021-E Class A1A 144A	1.68	2-15-2051	6,798,116	6,209,169
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	134,896	131,255
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	275,572	273,956
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	529,191	494,311
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	1,856,093	1,657,198
SoFi Professional Loan Program LLC Series 2021-B Class AFX 144A	1.14	2-15-2047	4,232,712	3,641,707
Synchrony Card Issuance Trust Series 2022-A1 Class A	3.37	4-15-2028	6,013,000	5,918,336
Synchrony Card Issuance Trust Series 2022-A2 Class A	3.86	7-15-2028	6,090,000	6,059,400
Toyota Auto Loan Extended Note Series 2022-1A Class A 144A	3.82	4-25-2035	16,295,000	16,091,528
Toyota Auto Receivables Owner Trust Series 2021-D Class A3	0.71	4-15-2026	1,635,000	1,557,311
Toyota Auto Receivables Owner Trust Series 2022-B Class A4	3.11	8-16-2027	3,985,000	3,874,384
Toyota Auto Receivables Owner Trust Series 2022-C Class A4	3.77	2-15-2028	3,857,000	3,807,790
Triton Container Finance LLC Series 2020-1A Class A 144A	2.11	9-20-2045	2,105,265	1,859,019
Verizon Master Trust Series 2022-2 Class A	1.53	7-20-2028	3,146,000	2,966,654
World Omni Automobile Lease Series 2022-A Class A3	3.21	2-18-2025	3,723,000	3,677,386
World Omni Automobile Lease Series 2022-A Class A4	3.34	6-15-2027	2,190,000	2,170,065
Total Asset-backed securities (Cost $498,906,318)				477,305,788
See accompanying notes to portfolio of investments

8  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 22.18%
Communication services: 1.72%
Diversified telecommunication services: 0.95%
AT&T Incorporated	1.70%	3-25-2026	$8,009,000	$ 7,310,870
AT&T Incorporated	3.50	6-1-2041	1,720,000	1,355,751
AT&T Incorporated	3.55	9-15-2055	1,682,000	1,231,546
AT&T Incorporated	3.65	6-1-2051	1,289,000	986,326
AT&T Incorporated	3.65	9-15-2059	3,385,000	2,453,691
AT&T Incorporated	3.80	12-1-2057	3,071,000	2,324,653
T-Mobile USA Incorporated	2.25	2-15-2026	7,286,000	6,694,151
T-Mobile USA Incorporated	2.88	2-15-2031	731,000	617,841
T-Mobile USA Incorporated	3.38	4-15-2029	8,519,000	7,673,915
Verizon Communications Incorporated	2.36	3-15-2032	5,281,000	4,332,572
Verizon Communications Incorporated	2.55	3-21-2031	2,527,000	2,135,830
Verizon Communications Incorporated	2.65	11-20-2040	6,751,000	4,872,867
Verizon Communications Incorporated	3.55	3-22-2051	3,376,000	2,653,169
				44,643,182
Entertainment: 0.11%
Netflix Incorporated 144A	5.38	11-15-2029	2,247,000	2,213,295
Netflix Incorporated	5.88	11-15-2028	3,071,000	3,105,426
				5,318,721
Interactive media & services: 0.13%
Meta Platforms Incorporated 144A	3.85	8-15-2032	5,059,000	4,757,638
Meta Platforms Incorporated 144A	4.65	8-15-2062	1,350,000	1,217,901
				5,975,539
Media: 0.52%
Charter Communications Operating LLC	3.50	6-1-2041	925,000	640,977
Charter Communications Operating LLC	3.90	6-1-2052	962,000	651,805
Charter Communications Operating LLC	3.50	3-1-2042	4,504,000	3,111,141
Magallanes Incorporated 144A	3.64	3-15-2025	3,218,000	3,107,031
Magallanes Incorporated 144A	3.76	3-15-2027	4,892,000	4,569,525
Magallanes Incorporated 144A	4.05	3-15-2029	1,609,000	1,465,145
Magallanes Incorporated 144A	5.05	3-15-2042	3,532,000	2,887,451
Magallanes Incorporated 144A	5.14	3-15-2052	5,845,000	4,678,319
Magallanes Incorporated 144A	5.39	3-15-2062	4,014,000	3,222,051
				24,333,445
Wireless telecommunication services: 0.01%
T-Mobile USA Incorporated	3.50	4-15-2031	481,000	425,922
Consumer discretionary: 1.16%
Automobiles: 0.22%
Ford Motor Company	3.63	6-17-2031	2,630,000	2,129,590
Ford Motor Company	4.75	1-15-2043	343,000	256,581
General Motors Company	5.40	10-15-2029	4,218,000	4,115,245
General Motors Company	5.60	10-15-2032	4,051,000	3,878,092
				10,379,508
Hotels, restaurants & leisure: 0.37%
GLP Capital LP	5.30	1-15-2029	1,557,000	1,503,146
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Marriott International Incorporated	2.85%	4-15-2031	$2,146,000	$ 1,786,676
Marriott International Incorporated	3.50	10-15-2032	2,423,000	2,072,953
Marriott International Incorporated	4.63	6-15-2030	6,686,000	6,385,609
McDonald's Corporation	3.63	9-1-2049	2,619,000	2,120,551
McDonald's Corporation	4.20	4-1-2050	3,866,000	3,422,249
				17,291,184
Internet & direct marketing retail: 0.17%
Amazon.com Incorporated	2.10	5-12-2031	2,795,000	2,404,610
Amazon.com Incorporated	2.50	6-3-2050	1,544,000	1,074,209
Amazon.com Incorporated	2.88	5-12-2041	1,121,000	894,338
Amazon.com Incorporated	3.45	4-13-2029	2,414,000	2,334,359
Amazon.com Incorporated	3.60	4-13-2032	1,481,000	1,419,619
				8,127,135
Multiline retail: 0.07%
Target Corporation	2.95	1-15-2052	4,410,000	3,316,161
Specialty retail: 0.33%
AutoNation Incorporated	4.75	6-1-2030	2,812,000	2,632,161
Home Depot Incorporated	2.38	3-15-2051	2,571,000	1,688,353
Home Depot Incorporated	3.13	12-15-2049	3,117,000	2,391,318
Home Depot Incorporated	3.25	4-15-2032	4,017,000	3,706,082
Home Depot Incorporated	3.30	4-15-2040	666,000	557,318
Home Depot Incorporated	3.63	4-15-2052	1,600,000	1,343,014
Lowe's Companies Incorporated	4.25	4-1-2052	3,375,000	2,874,446
				15,192,692
Consumer staples: 0.43%
Beverages: 0.42%
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	1,464,000	1,205,654
Anheuser-Busch InBev Worldwide Incorporated	4.38	4-15-2038	4,772,000	4,406,826
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	4,544,000	4,396,265
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	6,187,000	5,873,678
Pepsico Incorporated	3.90	7-18-2032	3,709,000	3,634,618
				19,517,041
Tobacco: 0.01%
BAT Capital Corporation	4.39	8-15-2037	854,000	675,478
Energy: 0.71%
Oil, gas & consumable fuels: 0.71%
BP Capital Markets America Incorporated	2.94	6-4-2051	1,600,000	1,146,627
Diamondback Energy Incorporated	4.40	3-24-2051	628,000	533,952
Enable Midstream Partners	4.40	3-15-2027	795,000	770,275
Enable Midstream Partners	4.95	5-15-2028	5,928,000	5,795,385
Energy Transfer Operating Partners LP	5.30	4-15-2047	3,774,000	3,307,105
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,433,000	1,380,264
Exxon Mobil Corporation	3.45	4-15-2051	4,504,000	3,716,780
Exxon Mobil Corporation	4.33	3-19-2050	1,350,000	1,284,620
Kinder Morgan Incorporated	3.25	8-1-2050	2,321,000	1,616,471
Kinder Morgan Incorporated	3.60	2-15-2051	929,000	691,042
Kinder Morgan Incorporated	5.45	8-1-2052	5,235,000	5,086,563
See accompanying notes to portfolio of investments

10  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
OVINTIV Incorporated	7.38%	11-1-2031	$1,130,000	$ 1,231,776
Pioneer Natural Resource	1.90	8-15-2030	2,720,000	2,216,112
Pioneer Natural Resource	2.15	1-15-2031	3,255,000	2,678,841
Targa Resources Partners Company	6.25	7-1-2052	1,970,000	2,028,612
				33,484,425
Financials: 8.42%
Banks: 4.52%
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53	12-6-2025	11,423,000	10,659,471
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	12,762,000	11,436,773
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	9,682,000	8,591,343
Bank of America Corporation (U.S. SOFR +1.32%) ±	2.69	4-22-2032	12,310,000	10,204,952
Bank of America Corporation (3 Month LIBOR +0.79%) ±	3.00	12-20-2023	6,391,000	6,367,390
Bank of America Corporation (U.S. SOFR +1.33%) ±	3.38	4-2-2026	15,010,000	14,484,182
Bank of America Corporation (3 Month LIBOR +1.04%) ±	3.42	12-20-2028	8,915,000	8,257,616
Bank of America Corporation (U.S. SOFR +1.75%) ±	4.83	7-22-2026	9,267,000	9,283,442
Bank of America Corporation (U.S. SOFR +2.04%) ±	4.95	7-22-2028	9,267,000	9,258,531
Bank of America Corporation (U.S. SOFR +2.16%) ±	5.02	7-22-2033	3,718,000	3,683,297
Citigroup Incorporated (U.S. SOFR +1.89%) ±	4.66	5-24-2028	4,069,000	4,011,798
Citigroup Incorporated (U.S. SOFR +2.09%) ±	4.91	5-24-2033	4,544,000	4,445,042
Citizens Bank (U.S. SOFR +2.00%) ±	4.58	8-9-2028	5,214,000	5,155,560
Huntington Bancshares (U.S. SOFR +1.97%) ±	4.44	8-4-2028	3,366,000	3,289,689
JP Morgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	16,101,000	14,177,017
JP Morgan Chase & Company (U.S. SOFR +0.80%) ±	1.05	11-19-2026	8,971,000	7,970,361
JP Morgan Chase & Company (U.S. SOFR +0.61%) ±	1.56	12-10-2025	23,556,000	21,996,133
JP Morgan Chase & Company (U.S. SOFR +1.75%) ±	4.57	6-14-2030	4,069,000	3,947,065
JP Morgan Chase & Company (U.S. SOFR +1.99%) ±	4.85	7-25-2028	6,724,000	6,710,542
JP Morgan Chase & Company (U.S. SOFR +2.08%) ±	4.91	7-25-2033	3,366,000	3,328,644
JPMorgan Chase & Company (U.S. SOFR +0.77%) ±	1.47	9-22-2027	4,005,000	3,507,267
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	4,929,000	4,379,617
Truist Financial Corporation (U.S. SOFR +1.37%) ±	4.12	6-6-2028	5,724,000	5,611,378
Truist Financial Corporation (U.S. SOFR +1.46%) ±	4.26	7-28-2026	3,376,000	3,368,391
Wells Fargo & Company (U.S. SOFR +1.51%) ±	3.53	3-24-2028	16,804,000	15,874,325
Wells Fargo & Company (U.S. SOFR +1.32%) ±	3.91	4-25-2026	6,391,000	6,261,988
Wells Fargo & Company (U.S. SOFR +1.98%) ±	4.81	7-25-2028	3,366,000	3,341,291
Wells Fargo & Company (U.S. SOFR +2.10%) ±	4.90	7-25-2033	2,519,000	2,478,601
				212,081,706
Capital markets: 2.82%
Antares Holdings LP 144A	3.75	7-15-2027	4,239,000	3,546,607
Ares Capital Corporation	3.20	11-15-2031	1,544,000	1,204,299
Athene Global Funding 144A	1.73	10-2-2026	7,269,000	6,334,275
Athene Global Funding 144A	1.99	8-19-2028	4,017,000	3,331,628
Athene Global Funding 144A	2.50	3-24-2028	5,624,000	4,817,405
Athene Global Funding 144A	2.51	3-8-2024	6,578,000	6,358,631
Athene Global Funding 144A	2.65	10-4-2031	5,309,000	4,199,590
Athene Global Funding 144A	3.21	3-8-2027	8,017,000	7,284,513
Bain Capital Specialty Finance	2.55	10-13-2026	335,000	283,514
Bank of New York Mellon Corporation (U.S. SOFR +1.42%) ±	4.29	6-13-2033	8,129,000	7,932,439
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  11

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Bank of New York Mellon Corporation (U.S. SOFR +1.76%) ±	4.60%	7-26-2030	$3,033,000	$ 3,030,721
F&G Global Funding 144A	2.00	9-20-2028	3,394,000	2,835,655
GA Global Funding Trust 144A	0.80	9-13-2024	5,773,000	5,310,581
Goldman Sachs Group Incorporated (U.S. SOFR +0.51%) ±	0.66	9-10-2024	8,055,000	7,725,022
Goldman Sachs Group Incorporated (U.S. SOFR +0.49%) ±	0.93	10-21-2024	11,959,000	11,446,262
Goldman Sachs Group Incorporated (U.S. SOFR +0.73%) ±	1.76	1-24-2025	6,751,000	6,487,454
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	3,986,000	3,540,312
KKR Group Finance Company XII 144A	4.85	5-17-2032	1,970,000	1,921,672
Moodys Corporation	4.25	8-8-2032	1,184,000	1,145,064
Morgan Stanley (U.S. SOFR +0.51%) ±	0.79	1-22-2025	10,266,000	9,737,122
Morgan Stanley (U.S. SOFR +0.53%) ±	0.79	5-30-2025	10,369,000	9,692,466
Morgan Stanley (U.S. SOFR +0.75%) ±	0.86	10-21-2025	3,200,000	2,955,544
Morgan Stanley (U.S. SOFR +0.72%) ±	0.99	12-10-2026	8,185,000	7,248,067
Morgan Stanley (U.S. SOFR +1.00%) ±	2.48	1-21-2028	1,600,000	1,453,362
Morgan Stanley	4.50	2-11-2027	1,346,000	1,239,614
Morgan Stanley (U.S. SOFR +0.86%) ±	1.51	7-20-2027	6,261,000	5,544,126
Owl Rock Capital Corporation 144A	3.13	4-13-2027	2,184,000	1,833,186
Owl Rock Capital Corporation	3.40	7-15-2026	4,301,000	3,846,781
				132,285,912
Consumer finance: 0.60%
American Express Company (U.S. SOFR +1.76%) ±	4.42	8-3-2033	5,059,000	4,879,265
Bunge Limited Finance Corporation	1.63	8-17-2025	2,795,000	2,594,829
Ford Motor Credit Company LLC	2.70	8-10-2026	5,970,000	5,170,514
Ford Motor Credit Company LLC	2.90	2-10-2029	2,851,000	2,307,172
General Motors Financial Company Incorporated	3.10	1-12-2032	1,732,000	1,397,788
Hyundai Capital America Company 144A	0.80	1-8-2024	1,414,000	1,343,512
Hyundai Capital America Company 144A	1.30	1-8-2026	3,394,000	3,003,898
Hyundai Capital America Company 144A	2.00	6-15-2028	1,600,000	1,327,633
John Deere Capital Corporation	2.13	3-7-2025	2,414,000	2,316,781
John Deere Capital Corporation	2.35	3-8-2027	4,014,000	3,760,312
				28,101,704
Diversified financial services: 0.27%
Blackstone Private Credit	4.00	1-15-2029	5,124,000	4,416,879
Blackstone Private Credit Fund	3.25	3-15-2027	3,311,000	2,840,684
Jackson Financial Incorporated	5.17	6-8-2027	2,360,000	2,329,749
Jackson Financial Incorporated	5.67	6-8-2032	3,255,000	3,159,817
				12,747,129
Insurance: 0.21%
Brighthouse Financial Incorporated	3.85	12-22-2051	1,590,000	1,094,724
Liberty Mutual Group Incorporated 144A	5.50	6-15-2052	2,435,000	2,376,335
SBL Holdings Incorporated 144A	5.00	2-18-2031	5,568,000	4,453,337
Stewart Information Services Corporation	3.60	11-15-2031	2,167,000	1,785,924
				9,710,320
See accompanying notes to portfolio of investments

12  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 2.52%
Biotechnology: 0.72%
AbbVie Incorporated	2.30%	11-21-2022	$5,013,000	$ 5,002,884
AbbVie Incorporated	3.20	11-21-2029	4,781,000	4,366,800
AbbVie Incorporated	4.05	11-21-2039	1,900,000	1,674,822
AbbVie Incorporated	4.25	11-21-2049	5,548,000	4,878,775
AbbVie Incorporated	4.30	5-14-2036	1,165,000	1,084,404
AbbVie Incorporated	4.45	5-14-2046	1,184,000	1,064,875
Amgen Incorporated	4.05	8-18-2029	4,209,000	4,094,130
Amgen Incorporated	4.20	3-1-2033	3,366,000	3,244,572
Amgen Incorporated	4.88	3-1-2053	2,784,000	2,700,473
Amgen Incorporated	3.00	1-15-2052	946,000	666,149
Gilead Sciences Incorporated	2.60	10-1-2040	2,784,000	2,022,486
Gilead Sciences Incorporated	2.80	10-1-2050	2,599,000	1,780,338
Gilead Sciences Incorporated	4.00	9-1-2036	1,433,000	1,305,733
				33,886,441
Health care equipment & supplies: 0.10%
Becton Dickinson and Co	1.96	2-11-2031	1,276,000	1,039,062
Becton Dickinson and Co	4.30	8-22-2032	3,709,000	3,601,940
				4,641,002
Health care providers & services: 1.13%
Centene Corporation	2.45	7-15-2028	8,287,000	6,989,173
Centene Corporation	2.50	3-1-2031	1,498,000	1,195,284
Centene Corporation	3.00	10-15-2030	3,607,000	3,014,731
Cigna Corporation	3.40	3-15-2050	814,000	611,898
Cigna Corporation	4.90	12-15-2048	2,034,000	1,930,975
CVS Health Corporation	3.00	8-15-2026	1,732,000	1,665,629
CVS Health Corporation	4.30	3-25-2028	3,662,000	3,620,184
CVS Health Corporation	5.05	3-25-2048	2,932,000	2,822,966
GSK Consumer Healthcare Company 144A	3.38	3-24-2027	3,908,000	3,668,390
GSK Consumer Healthcare Company 144A	3.38	3-24-2029	3,422,000	3,108,536
GSK Consumer Healthcare Company 144A	3.63	3-24-2032	5,903,000	5,263,547
GSK Consumer Healthcare Company 144A	4.00	3-24-2052	4,479,000	3,641,045
HCA Incorporated 144A	4.63	3-15-2052	3,549,000	2,936,894
UnitedHealth Group Incorporated	2.75	5-15-2040	1,230,000	949,957
UnitedHealth Group Incorporated	2.90	5-15-2050	2,858,000	2,096,205
UnitedHealth Group Incorporated	3.05	5-15-2041	842,000	672,956
UnitedHealth Group Incorporated	3.25	5-15-2051	5,201,000	4,084,091
UnitedHealth Group Incorporated	4.00	5-15-2029	2,469,000	2,429,497
UnitedHealth Group Incorporated	4.63	7-15-2035	2,527,000	2,517,991
				53,219,949
Life sciences tools & services: 0.17%
Danaher Corporation	2.60	10-1-2050	1,908,000	1,316,580
Danaher Corporation	2.80	12-10-2051	1,280,000	908,409
Thermo Fisher Scientific Incorporated	1.75	10-15-2028	1,618,000	1,429,216
Thermo Fisher Scientific Incorporated	2.00	10-15-2031	2,711,000	2,282,476
Thermo Fisher Scientific Incorporated	2.80	10-15-2041	2,580,000	2,000,210
				7,936,891
Pharmaceuticals: 0.40%
Astrazeneca Finance LLC	1.75	5-28-2028	5,669,000	5,004,632
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  13

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Pfizer Incorporated	1.75%	8-18-2031	$3,247,000	$ 2,691,350
Pfizer Incorporated	2.55	5-28-2040	5,586,000	4,290,688
Roche Holdings Incorporated 144A	2.08	12-13-2031	6,059,000	5,103,129
Roche Holdings Incorporated 144A	2.61	12-13-2051	2,354,000	1,671,349
				18,761,148
Industrials: 1.00%
Aerospace & defense: 0.33%
Northrop Grunman	4.40	5-1-2030	5,734,000	5,715,216
The Boeing Company	2.20	2-4-2026	6,084,000	5,567,330
The Boeing Company	3.25	2-1-2035	1,970,000	1,515,605
The Boeing Company	3.75	2-1-2050	3,515,000	2,522,559
				15,320,710
Airlines: 0.19%
Delta Air Lines Incorporated 144A	4.75	10-20-2028	9,470,000	9,047,029
Construction & engineering: 0.06%
Quanta Services Incorporated	0.95	10-1-2024	3,200,000	2,993,462
Machinery: 0.17%
Parker Hannifin Corporation	4.25	9-15-2027	4,883,000	4,832,352
Parker Hannifin Corporation	4.50	9-15-2029	3,255,000	3,206,158
				8,038,510
Road & rail: 0.20%
CSX Corporation	4.10	11-15-2032	4,209,000	4,066,168
Union Pacific Corporation	2.80	2-14-2032	4,014,000	3,568,439
Union Pacific Corporation	3.38	2-14-2042	1,925,000	1,618,005
				9,252,612
Transportation infrastructure: 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,435,118	2,411,141
Information technology: 2.23%
Electronic equipment, instruments & components: 0.18%
Dell International LLC 144A	3.38	12-15-2041	3,986,000	2,792,374
Dell International LLC 144A	3.45	12-15-2051	4,781,000	3,124,961
Dell International LLC	4.90	10-1-2026	823,000	826,174
Dell International LLC	6.10	7-15-2027	1,632,000	1,716,066
				8,459,575
IT services: 0.11%
Global Payments Incorporated	1.50	11-15-2024	638,000	596,637
Global Payments Incorporated	5.30	8-15-2029	3,376,000	3,339,702
Global Payments Incorporated	5.95	8-15-2052	1,184,000	1,147,294
				5,083,633
Semiconductors & semiconductor equipment: 0.91%
Advanced Micro Devices	3.92	6-1-2032	5,172,000	5,000,131
Broadcom Incorporated 144A	2.45	2-15-2031	2,803,000	2,234,980
Broadcom Incorporated	3.15	11-15-2025	2,101,000	2,031,224
Broadcom Incorporated 144A	3.42	4-15-2033	7,632,000	6,295,044
See accompanying notes to portfolio of investments

14  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment (continued)
Broadcom Incorporated 144A	3.47%	4-15-2034	$3,582,000	$ 2,900,503
Broadcom Incorporated 144A	4.00	4-15-2029	3,218,000	2,980,777
Broadcom Incorporated	4.15	11-15-2030	1,896,000	1,729,347
Broadcom Incorporated 144A	4.93	5-15-2037	2,561,000	2,281,438
Broadcom Incorporated 144A	4.15	4-15-2032	2,414,000	2,157,686
Intel Corporation	2.80	8-12-2041	4,193,000	3,111,311
Intel Corporation	4.90	8-5-2052	4,717,000	4,603,068
Intel Corporation	5.05	8-5-2062	1,682,000	1,622,664
KLA Corporation	3.30	3-1-2050	3,838,000	2,999,444
KLA Corporation	4.95	7-15-2052	1,490,000	1,497,061
Xilinx Incorporated	2.38	6-1-2030	1,372,000	1,196,131
				42,640,809
Software: 0.46%
VMware Incorporated	0.60	8-15-2023	7,852,000	7,592,056
VMware Incorporated	1.00	8-15-2024	5,577,000	5,225,800
VMware Incorporated	1.40	8-15-2026	5,607,000	4,943,479
VMware Incorporated	1.80	8-15-2028	971,000	807,363
VMware Incorporated	4.70	5-15-2030	3,222,000	3,052,794
				21,621,492
Technology hardware, storage & peripherals: 0.57%
Apple Incorporated	2.38	2-8-2041	1,305,000	981,435
Apple Incorporated	2.40	8-20-2050	203,000	140,587
Apple Incorporated	2.65	5-11-2050	2,469,000	1,807,523
Apple Incorporated	2.65	2-8-2051	1,101,000	805,647
Apple Incorporated	2.80	2-8-2061	1,138,000	803,768
Apple Incorporated	3.25	8-8-2029	6,742,000	6,446,020
Apple Incorporated	3.35	8-8-2032	4,209,000	3,979,910
Apple Incorporated	3.95	8-8-2052	3,376,000	3,115,386
Apple Incorporated	4.10	8-8-2062	2,527,000	2,320,516
Extra Space Storage LP	3.90	4-1-2029	1,544,000	1,433,170
HP Incorporated	4.20	4-15-2032	5,624,000	4,967,323
				26,801,285
Materials: 0.32%
Chemicals: 0.17%
Dow Chemical Corporation	3.60	11-15-2050	1,632,000	1,247,107
Dow Chemical Corporation	7.38	11-1-2029	2,155,000	2,473,903
Rohm & Haas Company	7.85	7-15-2029	2,046,000	2,381,476
Westlake Chemical Corporation	3.60	8-15-2026	1,757,000	1,700,897
				7,803,383
Metals & mining: 0.15%
Freeport-McMoRan Incorporated	5.25	9-1-2029	7,352,000	7,083,174
Real estate: 1.53%
Equity REITs: 1.18%
Agree LP Company	2.00	6-15-2028	3,356,000	2,825,577
Agree LP Company	2.60	6-15-2033	762,000	595,319
Agree LP Company	4.80	10-1-2032	1,682,000	1,614,026
American Tower Corporation	2.70	4-15-2031	1,280,000	1,059,084
American Tower Corporation	3.13	1-15-2027	1,682,000	1,566,413
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  15

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
American Tower Corporation	3.65%	3-15-2027	$2,377,000	$ 2,261,367
Brixmor Operating Partnership	2.25	4-1-2028	1,082,000	914,031
Brixmor Operating Partnership	2.50	8-16-2031	1,868,000	1,445,604
Crown Castle International Corporation	1.05	7-15-2026	4,812,000	4,214,591
Crown Castle International Corporation	2.90	3-15-2027	5,255,000	4,868,536
Crown Castle International Corporation	2.90	4-1-2041	814,000	585,944
Crown Castle International Corporation	3.30	7-1-2030	2,775,000	2,459,880
Crown Castle International Corporation	4.00	3-1-2027	805,000	781,383
Federal Realty Investment Trust	3.95	1-15-2024	2,136,000	2,125,513
Kimco Realty Corporation	4.60	2-1-2033	2,527,000	2,443,804
Mid-America Apartments LP	3.95	3-15-2029	1,548,000	1,477,348
Mid-America Apartments LP	4.00	11-15-2025	1,896,000	1,857,255
Mid-America Apartments LP	4.30	10-15-2023	1,582,000	1,581,980
Realty Income Corporation	2.20	6-15-2028	1,657,000	1,454,281
Realty Income Corporation	2.85	12-15-2032	2,238,000	1,918,919
Realty Income Corporation	3.40	1-15-2028	1,640,000	1,538,488
Regency Centers LP	2.95	9-15-2029	3,347,000	2,922,028
Rexford Industrial Realty Trust Company	2.15	9-1-2031	1,711,000	1,364,763
Spirit Realty LP	3.40	1-15-2030	1,101,000	947,051
Store Capital Corporation	2.70	12-1-2031	1,073,000	852,079
Store Capital Corporation	2.75	11-18-2030	2,728,000	2,214,309
Store Capital Corporation	4.50	3-15-2028	5,825,000	5,591,601
Store Capital Corporation	4.63	3-15-2029	1,970,000	1,904,204
				55,385,378
Real estate management & development: 0.35%
American Homes 4 Rent	3.63	4-15-2032	3,088,000	2,695,178
American Homes 4 Rent	4.30	4-15-2052	1,381,000	1,113,099
Essex Portfolio LP	1.70	3-1-2028	4,042,000	3,437,938
Essex Portfolio LP	2.55	6-15-2031	1,590,000	1,321,835
Extra Space Storage LP	2.35	3-15-2032	1,381,000	1,084,425
Inviation Homes Operation	4.15	4-15-2032	3,088,000	2,775,979
Sun Communities Operating LP	2.30	11-1-2028	1,544,000	1,303,642
Sun Communities Operating LP	4.20	4-15-2032	3,088,000	2,765,717
				16,497,813
Utilities: 2.14%
Electric utilities: 1.74%
American Transmission System Incorporated 144A	2.65	1-15-2032	1,113,000	936,550
Duke Energy Carolinas LLC	2.55	4-15-2031	1,628,000	1,424,952
Duke Energy Carolinas LLC	3.55	3-15-2052	2,164,000	1,782,798
Duke Energy Corporation	3.75	9-1-2046	494,000	386,165
Duke Energy Corporation	4.30	3-15-2028	5,059,000	4,952,759
Duke Energy Corporation	4.50	8-15-2032	4,552,000	4,389,793
Duke Energy Corporation	5.00	8-15-2052	1,688,000	1,602,732
Duke Energy Florida LLC	2.40	12-15-2031	2,385,000	2,030,691
Duke Energy Progress LLC	2.50	8-15-2050	2,414,000	1,653,271
Duke Energy Progress LLC	2.55	6-15-2031	1,916,000	1,598,807
Duke Energy Progress LLC	3.50	6-15-2051	494,000	374,866
Entergy Arkansas LLC	2.65	6-15-2051	2,155,000	1,470,278
Eversource Energy	1.40	8-15-2026	1,360,000	1,209,658
Eversource Energy	3.38	3-1-2032	3,222,000	2,894,826
Eversource Energy	4.60	7-1-2027	4,153,000	4,165,124
FirstEnergy Corporation 144A	2.75	3-1-2032	2,628,000	2,220,405
See accompanying notes to portfolio of investments

16  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
ITC Holdings Corporation	2.70%	11-15-2022	$3,247,000	$ 3,241,552
Metropolitan Edison Company 144A	4.30	1-15-2029	2,812,000	2,745,632
Mid-American Energy Company	2.70	8-1-2052	2,075,000	1,473,629
Mississippi Power Company	3.10	7-30-2051	2,870,000	2,040,835
Mississippi Power Company	3.95	3-30-2028	2,867,000	2,758,469
Mississippi Power Company	4.25	3-15-2042	1,101,000	965,883
Northern States Power Company	3.20	4-1-2052	1,618,000	1,264,151
NSTAR Electric Company	3.10	6-1-2051	1,473,000	1,114,209
NSTAR Electric Company	4.55	6-1-2052	1,942,000	1,900,089
Pacific Gas & Electric Company	2.10	8-1-2027	1,280,000	1,082,509
Pacific Gas & Electric Company	3.95	12-1-2047	3,681,000	2,514,146
Pacific Gas & Electric Company	4.20	6-1-2041	1,389,000	1,032,566
Pacific Gas & Electric Company	4.50	7-1-2040	823,000	640,638
Pacific Gas & Electric Company	4.75	2-15-2044	805,000	620,807
Pacific Gas & Electric Company	4.95	7-1-2050	3,230,000	2,577,809
Pennsylvania Electric Company 144A	3.25	3-15-2028	2,331,000	2,157,051
Public Service Company of Oklahoma	2.20	8-15-2031	1,600,000	1,321,958
Public Service Company of Oklahoma	3.15	8-15-2051	1,618,000	1,173,682
Public Service Electric and Gas Company	1.90	8-15-2031	3,209,000	2,670,583
Public Service Electric and Gas Company	2.05	8-1-2050	666,000	411,234
Public Service Electric and Gas Company	2.70	5-1-2050	1,305,000	931,631
Southern California Edison Company	4.13	3-1-2048	1,803,000	1,499,249
Targa Resources Partners Company	4.00	1-15-2032	1,082,000	947,524
Targa Resources Partners Company	4.88	2-1-2031	3,774,000	3,498,418
Targa Resources Partners Company	5.50	3-1-2030	946,000	924,020
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,130,000	1,104,581
Virginia Electric & Power Company	2.95	11-15-2051	2,395,000	1,774,993
Virginia Electric & Power Company	4.63	5-15-2052	1,628,000	1,585,688
Xcel Energy Incorporated	4.60	6-1-2032	2,427,000	2,408,899
				81,476,110
Gas utilities: 0.08%
Baltimore Gas & Electric Gas Company	2.25	6-15-2031	2,395,000	2,028,036
Southern Company Gas Capital Corporation	1.75	1-15-2031	2,527,000	2,006,937
				4,034,973
Independent power & renewable electricity producers: 0.09%
AES Corporation	1.38	1-15-2026	1,816,000	1,611,163
Nextera Energy Capital Company	4.63	7-15-2027	2,497,000	2,507,239
				4,118,402
Multi-utilities: 0.23%
CenterPoint Energy Incorporated	3.60	3-1-2052	1,766,000	1,490,805
Consumers Energy Company	2.50	5-1-2060	1,369,000	868,929
Consumers Energy Company	2.65	8-15-2052	1,073,000	751,481
DTE Energy Company	1.05	6-1-2025	1,434,000	1,312,269
DTE Energy Company	2.95	3-1-2050	2,795,000	2,124,877
DTE Energy Company	3.65	3-1-2052	1,280,000	1,091,046
Public Service Enterprise Group	1.60	8-15-2030	1,841,000	1,465,074
Public Service Enterprise Group	2.45	11-15-2031	2,072,000	1,729,905
				10,834,386
Total Corporate bonds and notes (Cost $1,159,956,276)				1,040,956,512
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  17

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.37%
Nevada: 0.09%
Airport revenue: 0.09%
Clark County NV Airport Authority Build America Bonds Series C	6.82%	7-1-2045	$3,365,000	$ 4,265,657
New York: 0.11%
Airport revenue: 0.11%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	5,321,170
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	1,825,074
Texas: 0.13%
Education revenue: 0.03%
University of Texas Financing System Bond Series B	2.44	8-15-2049	1,695,000	1,198,299
Transportation revenue: 0.10%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	4,641,751
Total Municipal obligations (Cost $17,151,553)				17,251,951
Non-agency mortgage-backed securities: 4.85%
3650R Commercial Mortgage Trust Series 2021-PF1 Class A5	2.52	11-15-2054	2,521,000	2,169,312
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	31,674	31,553
Angel Oak Mortgage Trust Series 2020-2 Class A1 144A±±	2.53	1-26-2065	1,412,321	1,350,609
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	616,477	582,169
Angel Oak Mortgage Trust Series 2021-6 Class A1 144A±±	1.46	9-25-2066	2,865,261	2,436,520
Barclays Commercial Mortgage Series 2018-C2 Class ASB	4.24	12-15-2051	1,159,000	1,145,176
Barclays Commercial Mortgage Series 2019-C3 Class A3	3.32	5-15-2052	585,000	545,095
Barclays Commercial Mortgage Series 2022-C16 Class A5 ±±	4.60	6-15-2055	1,432,000	1,446,289
Barclays Commerical Mortgage Series 2022-C17 Class A5%%	4.44	9-15-2055	2,405,000	2,402,612
Benchmark Mortgage Trust Series 2021-B31 Class A5	2.67	12-15-2054	797,000	689,534
Benchmark Mortgage Trust Series 2022-B35 Class A5 ±±	4.59	5-15-2055	3,231,000	3,239,757
Benchmark Mortgage Trust Series 2022-B36 Class A5 ±±	4.47	7-15-2055	1,604,000	1,601,082
BMO Mortgage Trust Series 2022-C2 Class A5 ±±	4.97	7-15-2054	1,591,000	1,646,135
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	2,046,625	1,944,440
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	1,487,320	1,440,390
BX Trust Series 2021-VOLT Class A (1 Month LIBOR +0.70%) 144A±	3.09	9-15-2036	10,912,000	10,541,134
See accompanying notes to portfolio of investments

18  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
BX Trust Series 2021-XL2 Class A (1 Month LIBOR +0.69%) 144A±	3.08%	10-15-2038	$5,078,034	$ 4,890,655
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,524,419	1,486,110
Citigroup Commercial Mortgage Series 2022-GC48 Class A5 ±±	4.74	5-15-2054	3,191,000	3,245,732
Colt Funding LLC Series 2021-2 Class A1 144A±±	0.92	8-25-2066	3,787,928	3,226,877
Colt Funding LLC Series 2021-4 Class A1 144A±±	1.40	10-25-2066	4,012,515	3,472,815
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	434,724	433,925
Commercial Mortgage Trust Series 2013-CR10 Class A4 ±±	4.21	8-10-2046	89,000	88,701
Commercial Mortgage Trust Series 2013-CR11 Class A4	4.26	8-10-2050	10,048,000	10,009,439
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	8,286,000	8,259,348
Commercial Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	3,937,000	3,867,323
Commercial Mortgage Trust Series 2015-LC19 Class A3	2.92	2-10-2048	4,526,444	4,379,440
Commercial Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,982,000	1,922,971
CSAIL Commercial Mortgage Trust Series 2019-C16 Class A2	3.07	6-15-2052	1,924,000	1,759,314
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3	2.80	3-15-2054	1,257,000	1,104,852
Duke Energy Carolinas 1st Mortgage	2.85	3-15-2032	2,971,000	2,633,678
EQUS Mortgage Trust Series 2021-EQAZ (1 Month LIBOR +0.75%) 144A±	3.15	10-15-2038	4,123,000	3,989,006
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	2,275,000	2,268,136
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	5,471,323	5,421,481
Goldman Sachs Mortgage Securities Trust Series 2020-GC47 Class A5	2.38	5-12-2053	1,589,000	1,375,890
Goldman Sachs Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,578,837
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	4,081,877	3,972,371
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class A4	4.17	12-15-2046	4,973,000	4,923,021
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	8,985,705	8,641,131
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,942,701
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A3	3.39	12-15-2049	1,080,000	1,031,609
JPMDB Commercial Mortgage Securities Series 2013-C12 Class A5	3.66	7-15-2045	3,316,000	3,291,073
JPMDB Commercial Mortgage Securities Series 2013-C17 Class A4	4.20	1-15-2047	1,095,000	1,088,702
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	1,659,938	1,627,078
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	3.34	11-15-2038	6,662,000	6,441,904
Mello Warehouse Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.70%) 144A±	2.32	2-25-2055	1,606,000	1,568,864
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  19

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Mello Warehouse Securitization Trust Series 2021-2 Class A (1 Month LIBOR +0.75%) 144A±	3.19%	4-25-2055	$4,340,000	$ 4,239,234
MFRA Trust Series 2021-NQM2 Class A1 144A±±	1.03	11-25-2064	1,688,255	1,495,448
Morgan Stanley Capital 1 Trust Series 2022-L8 Class A5 ±±	3.92	4-15-2055	1,648,000	1,560,219
Morgan Stanley Capital International Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,030,000	2,506,812
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 144A±±	2.49	9-25-2059	866,703	831,815
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	3.19	5-25-2055	10,288,000	10,137,279
Peco Energy Company 1st Mortgage	2.85	9-15-2051	2,887,000	2,101,400
SMB Private Education Loan Trust Series 2022-A Class APT 144A	2.85	11-16-2054	4,590,321	4,207,515
SMB Private Education Loan Trust Series 2022-C Class A1A 144A	4.48	5-16-2050	3,427,000	3,394,067
Starwood Mortgage Residential Trust Series 2020-1 Class A1 144A±±	2.28	2-25-2050	316,354	314,669
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A±±	1.03	11-25-2055	1,312,923	1,215,507
Starwood Mortgage Residential Trust Series 2020-INV3 Class A1 144A±±	1.49	4-25-2065	1,512,108	1,463,642
Starwood Mortgage Residential Trust Series 2021-1 Class A1 144A±±	1.22	5-25-2065	1,599,896	1,493,131
Starwood Mortgage Residential Trust Series 2021-4 Class A1 144A±±	1.16	8-25-2056	3,817,925	3,371,455
Verizon Master Trust Series 2022-4 Class A ±±	3.40	11-20-2028	6,886,000	6,780,646
Verizon Master Trust Series 2022-6 Class A ±±	3.67	1-22-2029	6,257,000	6,216,986
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	871,426	866,620
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	755,716	734,354
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	1,591,952	1,563,231
Verus Securitization Trust Series 2020-1 Class A1 144A±±	2.42	1-25-2060	333,255	324,552
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	1,226,340	1,207,038
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	690,413	651,128
Verus Securitization Trust Series 2021-1 Class A1 144A±±	0.82	1-25-2066	2,171,448	1,944,844
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	3,925,520	3,473,183
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	2,844,055	2,519,308
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94	7-25-2066	3,487,630	2,945,120
Verus Securitization Trust Series 2021-5 Class A1 144A±±	1.01	9-25-2066	11,448,025	10,021,212
Verus Securitization Trust Series 2021-7 Class A1 144A±±	1.83	10-25-2066	5,019,505	4,459,216
Verus Securitization Trust Series 2021-8 Class A1 144A±±	1.82	11-25-2066	3,571,375	3,171,673
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82	10-25-2063	1,937,122	1,814,861
See accompanying notes to portfolio of investments

20  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02%	4-25-2064	$1,872,517	$ 1,771,964
Visio Trust Series 2020-1R Class A1 144A	1.31	11-25-2055	1,501,320	1,442,976
Total Non-agency mortgage-backed securities (Cost $242,698,449)				227,395,896
U.S. Treasury securities: 29.12%
U.S. Treasury Bond	1.13	5-15-2040	87,097,000	59,280,396
U.S. Treasury Bond	1.13	8-15-2040	75,769,000	51,102,638
U.S. Treasury Bond	1.38	11-15-2040	149,902,000	105,458,398
U.S. Treasury Bond	1.38	8-15-2050	30,117,000	19,258,410
U.S. Treasury Bond	1.63	11-15-2050	31,350,000	21,449,033
U.S. Treasury Bond ##	1.75	8-15-2041	146,129,000	108,569,280
U.S. Treasury Bond	1.88	2-15-2041	15,562,000	11,922,559
U.S. Treasury Bond	2.00	8-15-2051	31,558,000	23,707,948
U.S. Treasury Bond	2.25	2-15-2052	47,241,000	37,733,749
U.S. Treasury Bond	2.88	5-15-2052	14,915,000	13,745,105
U.S. Treasury Bond	3.00	8-15-2052	32,328,000	30,645,934
U.S. Treasury Note	0.13	9-30-2022	29,297,000	29,247,199
U.S. Treasury Note	0.13	4-30-2023	2,432,000	2,380,985
U.S. Treasury Note	0.25	8-31-2025	28,317,000	25,712,057
U.S. Treasury Note	0.38	11-30-2025	19,233,000	17,399,855
U.S. Treasury Note	0.38	1-31-2026	50,301,000	45,280,724
U.S. Treasury Note	0.63	11-30-2027	9,979,000	8,675,493
U.S. Treasury Note	0.75	5-31-2026	5,070,000	4,589,340
U.S. Treasury Note	0.88	6-30-2026	14,949,000	13,573,225
U.S. Treasury Note	1.00	7-31-2028	25,631,000	22,406,100
U.S. Treasury Note	1.25	6-30-2028	54,684,000	48,591,861
U.S. Treasury Note	1.38	10-31-2028	67,815,000	60,371,244
U.S. Treasury Note	1.50	8-15-2026	97,671,000	90,666,158
U.S. Treasury Note	1.50	11-30-2028	11,372,000	10,189,045
U.S. Treasury Note	1.63	5-15-2026	58,535,000	54,828,546
U.S. Treasury Note	1.88	11-15-2051	7,074,000	5,151,309
U.S. Treasury Note	2.00	11-15-2026	57,594,000	54,376,835
U.S. Treasury Note	2.38	5-15-2027	16,967,000	16,224,031
U.S. Treasury Note	2.38	2-15-2042	7,118,000	5,900,155
U.S. Treasury Note	2.50	4-30-2024	53,589,000	52,739,112
U.S. Treasury Note	2.63	7-31-2029	18,104,000	17,354,381
U.S. Treasury Note	2.75	7-31-2027	21,866,000	21,280,059
U.S. Treasury Note	2.75	2-15-2028	41,997,000	40,684,594
U.S. Treasury Note	2.75	5-31-2029	51,797,000	49,980,059
U.S. Treasury Note	2.75	8-15-2032	40,159,000	38,740,885
U.S. Treasury Note	2.88	4-30-2025	16,500,000	16,235,098
U.S. Treasury Note	3.00	6-30-2024	2,271,000	2,251,306
U.S. Treasury Note	3.00	7-31-2024	21,551,000	21,362,429
U.S. Treasury Note	3.13	8-15-2025	10,346,000	10,241,732
U.S. Treasury Note	3.13	8-31-2027	4,287,000	4,248,819
U.S. Treasury Note	3.25	6-30-2027	51,946,000	51,698,445
U.S. Treasury Note	3.25	6-30-2029	13,449,000	13,394,363
U.S. Treasury Note	3.25	5-15-2042	21,761,000	20,815,757
U.S. Treasury Note	3.38	8-15-2042	7,174,000	7,000,255
Total U.S. Treasury securities (Cost $1,495,514,510)				1,366,464,906
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  21

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 4.36%
Communication services: 0.06%
Wireless telecommunication services: 0.06%
Rogers Communications Incorporated 144A	4.55%	3-15-2052	$1,992,000	$ 1,748,537
Vodafone Group plc	4.25	9-17-2050	638,000	521,655
Vodafone Group plc	5.00	5-30-2038	805,000	763,275
				3,033,467
Consumer staples: 0.16%
Food products: 0.16%
Viterra Finance BV 144A	3.20	4-21-2031	766,000	600,793
Viterra Finance BV 144A	4.90	4-21-2027	2,149,000	2,062,949
Viterra Finance BV 144A	5.25	4-21-2032	5,247,000	4,780,355
				7,444,097
Energy: 0.37%
Oil, gas & consumable fuels: 0.37%
Aker BP ASA 144A	3.75	1-15-2030	1,157,000	1,039,900
Aker BP ASA 144A	4.00	1-15-2031	1,981,000	1,788,210
Galaxy Pipeline Assets Company 144A	1.75	9-30-2027	4,493,105	4,211,917
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	3,673,368	3,205,453
Galaxy Pipeline Assets Company 144A	2.63	3-31-2036	2,354,000	1,980,303
Galaxy Pipeline Assets Company 144A	2.94	9-30-2040	1,518,132	1,267,732
Petroleos Mexicanos Company	2.38	4-15-2025	1,088,700	1,065,055
Petroleos Mexicanos Company	2.46	12-15-2025	2,822,750	2,742,748
				17,301,318
Financials: 2.66%
Banks: 1.52%
Banco Santander SA (1 Year Treasury Constant Maturity +0.90%) ±	1.72	9-14-2027	4,200,000	3,615,498
Banco Santander SA (1 Year Treasury Constant Maturity +1.60%) ±	3.23	11-22-2032	2,600,000	1,987,507
Banco Santander SA	5.15	8-18-2025	11,400,000	11,345,155
Banco Santander SA	5.29	8-18-2027	7,000,000	6,850,862
Cooperative Rabobank UA (1 Year Treasury Constant Maturity +1.22%) 144A±	3.65	4-6-2028	9,604,000	9,028,597
Cooperative Rabobank UA (1 Year Treasury Constant Maturity +1.42%) 144A±	3.76	4-6-2033	5,944,000	5,276,149
HSBC Holdings plc (U.S. SOFR +2.61%) ±	5.21	8-11-2028	5,109,000	4,986,654
HSBC Holdings plc (U.S. SOFR +2.87%) ±	5.40	8-11-2033	2,564,000	2,439,580
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity +1.75%) ±	4.72	8-11-2026	6,808,000	6,716,687
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity +2.30%) ±	4.98	8-11-2033	3,780,000	3,590,612
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.95%) ±	2.31	7-20-2032	4,131,000	3,323,382
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.83%) ±	2.34	1-19-2028	2,579,000	2,314,233
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.97%) ±	2.49	10-13-2032	1,471,000	1,196,680
See accompanying notes to portfolio of investments

22  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +1.95%) ±	5.02%	7-20-2028	$4,927,000	$ 4,951,914
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +2.13%) ±	5.13	7-20-2033	3,484,000	3,496,664
				71,120,174
Capital markets: 0.51%
Deutsche Bank AG (U.S. SOFR +2.26%) ±	3.74	1-7-2033	8,520,000	6,053,434
UBS Group AG (1 Year Treasury Constant Maturity +1.60%) 144A±	4.49	8-5-2025	5,580,000	5,561,126
UBS Group AG (1 Year Treasury Constant Maturity +2.05%) 144A±	4.70	8-5-2027	12,495,000	12,264,428
				23,878,988
Diversified financial services: 0.57%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.15	10-29-2023	9,687,000	9,265,955
DH Europe Finance II	2.05	11-15-2022	2,561,000	2,553,440
DH Europe Finance II	2.20	11-15-2024	4,402,000	4,234,191
GE Capital International Funding Company	4.42	11-15-2035	1,122,000	1,060,890
Lundin Energy Finance Company 144A	2.00	7-15-2026	4,311,000	3,845,552
Lundin Energy Finance Company 144A	3.10	7-15-2031	4,952,000	4,165,429
Trust Fibrauno 144A	6.39	1-15-2050	2,091,000	1,698,938
				26,824,395
Insurance: 0.06%
Enstar Group Limited	3.10	9-1-2031	4,042,000	3,042,907
Health care: 0.41%
Biotechnology: 0.11%
CSL Finance plc 144A	3.85	4-27-2027	805,000	793,505
CSL Finance plc 144A	4.05	4-27-2029	1,618,000	1,570,318
CSL Finance plc 144A	4.75	4-27-2052	3,033,000	2,916,671
				5,280,494
Health care equipment & supplies: 0.04%
Steris plc	3.75	3-15-2051	2,520,000	1,943,331
Pharmaceuticals: 0.26%
Astrazeneca plc	1.38	8-6-2030	1,628,000	1,334,693
Shire Acquisitions Investments Ireland Designated Activity Company	2.88	9-23-2023	1,322,000	1,304,311
Takeda Pharmaceutical	2.05	3-31-2030	4,582,000	3,830,657
Takeda Pharmaceutical	3.03	7-9-2040	1,927,000	1,492,988
Takeda Pharmaceutical	3.18	7-9-2050	1,323,000	970,838
Takeda Pharmaceutical	4.40	11-26-2023	2,956,000	2,960,694
				11,894,181
Industrials: 0.23%
Road & rail: 0.21%
Canadian National Railway	3.85	8-5-2032	2,527,000	2,446,215
Canadian National Railway	4.40	8-5-2052	1,682,000	1,609,520
Canadian Pacific Railway Company	1.35	12-2-2024	3,986,000	3,743,826
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  23

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Road & rail (continued)
Canadian Pacific Railway Company	1.75%	12-2-2026	$770,000	$ 698,384
Canadian Pacific Railway Company	2.45	12-2-2031	647,000	552,732
Canadian Pacific Railway Company	3.00	12-2-2041	787,000	619,872
				9,670,549
Transportation infrastructure: 0.02%
Adani Ports & Special Company 144A	3.00	2-16-2031	1,374,720	1,108,777
Information technology: 0.17%
Semiconductors & semiconductor equipment: 0.17%
NXP BV	2.65	2-15-2032	3,314,000	2,664,557
NXP BV	3.25	5-11-2041	1,757,000	1,276,689
NXP BV	3.40	5-1-2030	2,229,000	1,973,401
NXP BV	4.40	6-1-2027	1,942,000	1,892,462
				7,807,109
Materials: 0.20%
Metals & mining: 0.20%
Anglo American Capital Company 144A	3.88	3-16-2029	4,568,000	4,136,543
Anglo American Capital Company 144A	4.75	3-16-2052	3,634,000	3,064,620
Glencore Finance Canada Company 144A	6.00	11-15-2041	203,000	194,611
Glencore Finance Canada Company 144A	6.90	11-15-2037	1,849,000	1,983,781
				9,379,555
Utilities: 0.10%
Electric utilities: 0.10%
Israel Electric Corporation Limited 144A	3.75	2-22-2032	1,561,000	1,444,037
Korea Hydro and Nuclear Power 144A	4.25	7-27-2027	3,504,000	3,474,465
				4,918,502
Total Yankee corporate bonds and notes (Cost $222,305,851)				204,647,844
Yankee government bonds: 0.71%
Government of Bermuda 144A	5.00	7-15-2032	2,063,000	2,076,737
Province of Saskatchewan	3.25	6-8-2027	2,435,000	2,389,359
Republic of Chile	3.50	1-31-2034	1,153,000	1,000,410
Republic of Chile	4.34	3-7-2042	2,590,000	2,223,129
Republic of Paraguay 144A	3.85	6-28-2033	959,000	819,621
Republic of Paraguay 144A	4.95	4-28-2031	762,000	733,208
Republic of Paraguay 144A	5.40	3-30-2050	2,946,000	2,464,530
Republic of Peru	3.60	1-15-2072	946,000	647,333
United Mexican States	3.50	2-12-2034	2,181,000	1,824,512
United Mexican States	3.75	4-19-2071	3,865,000	2,526,201
United Mexican States	4.40	2-12-2052	4,495,000	3,436,796
United Mexican States	4.50	4-22-2029	4,305,000	4,212,071
United Mexican States	4.60	2-10-2048	883,000	708,095
United Mexican States	4.88	5-19-2033	8,461,000	8,105,294
Total Yankee government bonds (Cost $36,378,318)				33,167,296

See accompanying notes to portfolio of investments

24  |  Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.34%
Investment companies: 4.34%
Allspring Government Money Market Fund Select Class ♠∞##		2.09%	203,732,457	$ 203,732,457
Total Short-term investments (Cost $203,732,457)				203,732,457
Total investments in securities (Cost $5,436,613,953)	107.97%			5,066,327,790
Other assets and liabilities, net	(7.97)			(373,983,838)
Total net assets	100.00%			$4,692,343,952

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$114,848,590	$720,148,101	$(631,264,234)	$0	$0	$203,732,457	203,732,457	$890,590
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	10,235,000	40,793,000	(51,028,000)	0	0	0	0	8,899#
				$0	$0	$203,732,457		$899,489

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage

26  |  Allspring Core Bond Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,495,405,140	$0	$1,495,405,140
Asset-backed securities	0	477,305,788	0	477,305,788
Corporate bonds and notes	0	1,040,956,512	0	1,040,956,512
Municipal obligations	0	17,251,951	0	17,251,951
Non-agency mortgage-backed securities	0	227,395,896	0	227,395,896
U.S. Treasury securities	1,366,464,906	0	0	1,366,464,906
Yankee corporate bonds and notes	0	204,647,844	0	204,647,844
Yankee government bonds	0	33,167,296	0	33,167,296
Short-term investments
Investment companies	203,732,457	0	0	203,732,457
Total assets	$1,570,197,363	$3,496,130,427	$0	$5,066,327,790
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Core Bond Portfolio  |  27